Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						6 Months Ended	12 Months Ended
	Apr. 07, 2023 shares	Oct. 31, 2022 $ / shares shares	May 07, 2020 shares	Feb. 08, 2019 CNY (¥) shares	Feb. 08, 2019 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares		Dec. 31, 2020 shares	Jun. 30, 2023 CNY (¥) shares		Jun. 30, 2023 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) shares		Dec. 31, 2022 USD ($) $ / shares shares		Nov. 18, 2022 shares	Jun. 02, 2022 shares	Aug. 03, 2021 shares	Mar. 25, 2021 shares	Dec. 31, 2019 shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued								108,230
Convertible promissory note											¥ 4,038				¥ 4,038		$ 619
Converted ordinary shares						63,250	63,250
Conversion price (in Dollars per share) | $ / shares						$ 5	$ 5
SPAC Transaction, description						Prior to the closing of the SPAC Transaction, the Company issued 533,000 Class A ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 based on share price of U$5.0 per ordinary share at the time of the transaction.	Prior to the closing of the SPAC Transaction, the Company issued 533,000 Class A ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 (US$ 2,868) based on share price of U$5.0 per ordinary share at the time of the transaction.
Original shareholders, percentage						70.00%	70.00%
Total cash equivalent | ¥											127,000				127,000
Average closing price term						15 days	15 days
Fair value amount											¥ 127,000				¥ 127,000		$ 18,000
Gross proceeds (in Yuan Renminbi) | ¥								¥ 664,670
Annual general meeting of shareholders description						(i) the adoption of a dual-class share structure, pursuant to which the Company’s authorized share capital shall be re-classified and re-designed into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to ten (10) votes at a meeting of the shareholders or on any resolution of shareholders; and (ii) the authorization to the Company to issue up to 50,000,000 Class A Preferred Shares with such designations, powers, preferences and relative, participation, optional and other rights, if any, and such qualifications, limitations and restrictions as the directors may determine among other matters. Additionally, together with the adoption of a dual-class share structure, 2,625,058 Class A ordinary shares held by Heshine Holdings Limited have been converted into 2,625,058 Class B ordinary shares.	(i) the adoption of a dual-class share structure, pursuant to which the Company’s authorized share capital shall be re-classified and re-designed into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to ten (10) votes at a meeting of the shareholders or on any resolution of shareholders; and (ii) the authorization to the Company to issue up to 50,000,000 Class A Preferred Shares with such designations, powers, preferences and relative, participation, optional and other rights, if any, and such qualifications, limitations and restrictions as the directors may determine among other matters. Additionally, together with the adoption of a dual-class share structure, 2,625,058 Class A ordinary shares held by Heshine Holdings Limited have been converted into 2,625,058 Class B ordinary shares.
Aggregate common shares		794,120
Warrants expiration date											Feb. 04, 2024		Feb. 04, 2024		Feb. 04, 2024		Feb. 04, 2024
Warrants exercisable, shares											3,011,850		3,011,850		3,011,850		3,011,850
Weighted average life						7 months 6 days	1 year 1 month 6 days
Unit purchase option, description				the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of June 30, 2023, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 0.6 years and expiring on February 5, 2024.	the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of June 30, 2023, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 0.6 years and expiring on February 5, 2024.
Receipt of cash payament (in Dollars) | $						$ 100	$ 100
Unit purchase option (in Dollars) | $						$ 1,286,000	$ 1,286,000
Expected volatility, percentage						35.00%	35.00%
Rsk-free interest rate, percentage						2.44%	2.44%
Expected life						5 years	5 years
Earn-out liability, description	On April 7, 2023, the Company issued 507,804 (540,960 * 93.87%) to Cosmic Soar, the previous shareholder of Beelieve and 487,314 share to Wolter Global, the previous shareholder of Weilingtong.					As a result, there was 995,118 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company.	As a result, there was 995,118 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company.	As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB128,119 as shares to be issued in the equity of the Company.		As of June 30, 2023, 434,093 shares required to be issued and the Company employees under 2021 Equity Incentive Plan.
Issuance total	507,804							540,960							507,804		507,804
Issuances total	93.87%														93.87%		93.87%
Granted						32,500
Earn-out liability, description										As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB200,100 as shares to be issued in the equity of the Company.
Total shares															487,314		487,314
warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding and exercisable								6,023,700
Warrants, description						The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).	The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).
Warrants per share price (in Dollars per share) | $ / shares													$ 0.01				$ 0.01
Exercise price (in Dollars per share) | $ / shares													$ 11.5				$ 11.5
Warrants expiration date											Feb. 04, 2024		Feb. 04, 2024		Feb. 04, 2024		Feb. 04, 2024
Initial Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued				402,983	402,983
Converted ordinary shares						602,000	602,000
Deferred underwriting commission (in Yuan Renminbi) | ¥				¥ 14,131
Public warrants, shares								5,653,700
Deferred underwriting commission				¥ 14,131	$ 2,166
Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Private warrants, shares								370,000
warrants [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary per share price (in Dollars per share) | $ / shares						$ 16.5	$ 16.5
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares outstanding			2,249,350																				2,461,983
Ordinary shares, issued											19,400,000		19,400,000		19,400,000		19,400,000						2,461,983
Redemption of ordinary shares			212,633
Earn-out consideration shares											3,000,000		3,000,000		3,000,000		3,000,000
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares outstanding											37,679,786		37,679,786
Ordinary shares, issued								28,219,583	[1]		37,679,786	[1]	37,679,786	[1]	36,684,668	[1]	36,684,668	[1]		3,240,960		3,540,960
Treasury stock, per shares (in Dollars per share) | $ / shares		$ 3.01
Shares issued								3,000,000		3,000,000					36,684,668		36,684,668		61,500
Shares outstanding															36,684,668		36,684,668
Class B ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares outstanding											2,925,058		2,925,058
Ordinary shares, issued								2,625,058	[1]		2,925,058	[1]	2,925,058	[1]	2,925,058	[1]	2,925,058	[1]		300,000
Shares issued															2,925,058		2,925,058
Shares outstanding															2,925,058		2,925,058
Options Held [Member]
Shareholders' Equity (Details) [Line Items]
Unit purchase option, description				the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of December 31, 2022, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 1.1 years and expiring on February 5, 2024.	the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of December 31, 2022, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 1.1 years and expiring on February 5, 2024.
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued								2,053,783													2,053,783
Shares outstanding								2,053,783			792,090		792,090		716,956		716,956
Shares forfeited						512,217	72,713
Shares vested							2,990
Shares vested						434,093	1,264,114
BeeLive [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares													$ 6.68				$ 6.68
Business Combination [Member]
Shareholders' Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares													$ 2.98				$ 2.98
BeeLive [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares issued											3,786,719		3,786,719		3,786,719		3,786,719
Total cash equivalent | ¥											¥ 175,000,000				¥ 175,000
Fair value amount											175,000,000				175,000		$ 26,800
Issuance total	540,960
BeeLive [Member] | Earn-out Target [Member]
Shareholders' Equity (Details) [Line Items]
Achieved percentage							93.87%
BeeLive [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Total cash equivalent | ¥											250,000,000				250,000
Weiliantong [Member]
Shareholders' Equity (Details) [Line Items]
Total cash equivalent | ¥											¥ 180,000				¥ 180,000
Average closing price term						20 days	20 days
Weiliantong [Member] | Earn-out Target [Member]
Shareholders' Equity (Details) [Line Items]
Achieved percentage							100.00%
Weiliantong [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued											3,898,511		3,898,511		3,898,511		3,898,511
Weiliantong [Member] | Business Combination [Member]
Shareholders' Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares													$ 5.13				$ 5.13
Weilaijin [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued											636,691		636,691
Weilaijin [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Total cash equivalent											¥ 20,800		$ 20,800		¥ 20,800
Shares issued											636,691		636,691		636,691		636,691

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.